UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21527
The Endowment Master Fund, L.P.
(Exact name of registrant as specified in charter)
4265 SAN FELIPE, 8th Floor, HOUSTON, TX 77027
(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman The Endowment Master Fund, L.P. 4265 San Felipe, 8th Floor Houston, TX 77027 (Name and address of agent for service)	George J. Zornada Kirkpatrick & Lockhart Preston Gates Ellis LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231
Registrant’s telephone number, including area code: 800-725-9456
Date of fiscal year end: 12/31/07
Date of reporting period: 09/30/07

Item 1. Schedule of Investments.
THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (2)
Bermuda
Private Equity (0.40% of Partners’ Capital)
Campos Verdes Ltd.		$9,950,000

Total Bermuda		9,950,000

Cayman Islands
Absolute Return (1.95% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.		47,939,584
Domestic Equity (0.87% of Partners’ Capital)
Tiedmann/Falconer Partners, L.P.		21,399,095
International Equity (5.37% of Partners’ Capital)
Algebris Global Financials Fund L.P.		12,945,000
Boyer Allan Greater China Fund, L.P.		7,682,300
Boyer Allan Pacific Partners, L.P.		32,523,196
SR Global Fund — Asia Portfolio (Class B, L.P.)		11,552,217
SR Global Fund — Europe Portfolio (Class A, L.P.)		13,545,119
SR Global Fund — International Portfolio (Class C, L.P.)		15,004,126
SR Global Fund — Emerging Markets Portfolio (Class G, L.P.)		23,846,876
SR Phoenicia — Phoenicia Portfolio (Class A, L.P.)		9,601,282
Tarpon All Equities Fund, L.P., Class A	28,292	5,323,089
Tarpon All Equities Fund, L.P., Class E	284	28,407
Private Equity (0.56% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		180,625
CJIP II Co-Invest, L.P.		41,483
Gavea Investment Fund II A, L.P.		5,037,420
India Asset Recovery Fund, L.P.		620,814
Tiger Global Private Investment Partners IV, L.P.		7,819,837
Real Estate (0.10% of Partners’ Capital)
Phoenix Asia Real Estate Investments II, L.P.		2,455,115

Total Cayman Islands		217,545,585

Scotland
Private Equity (0.08% of Partners’ Capital)
Actis Umbrella Fund, L.P.		1,999,089

Total Scotland		1,999,089

United Kingdom
Private Equity (0.01% of Partner’s Capital)
Darwin Private Equity I, L.P.		191,990
Real Estate (0.07% of Partner’s Capital)
Benson Elliot Real Estate Partners II, L.P.		1,139,446
Patron Capital L.P. II		634,158
Patron Capital L.P. III		(26,953)

Total United Kingdom		1,938,641

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (2) (continued)
United States
Absolute Return (14.27% of Partners’ Capital)
Black River Commodity Multi-Strategy Fund, LLC		$13,201,035
Black River Global Multi-Strategy Leveraged Fund, LLC	15,179	18,841,528
Courage Special Situations Fund, L.P.		8,010,764
Highland Credit Strategies Fund, L.P.		45,611,279
Kenmont Onshore Fund, L.P.		18,785,818
OZ Asia Domestic Partners, L.P.		36,916,183
Paulson Advantage Plus, L.P.		38,051,353
Paulson Partners Enhanced, L.P.		45,126,726
PIPE Equity Partners, LLC		24,626,179
PSAM WorldArb Partners, L.P.		44,663,902
Redbrick Capital, L.P.		36,645,694
Waterstone Market Neutral Fund, L.P.		20,188,817
Domestic Equity (10.76% of Partners’ Capital)
Bonanza Partners, L.P.		13,060,065
Caduceus Capital II, L.P.		12,844,975
CCM Small Cap Value Qualified Fund, L.P.		12,905,876
Contrarian Equity Fund, L.P.		10,404,906
Criterion Horizons Fund, L.P.		2,507,867
Criterion Institutional Partners, L.P.		14,719,602
Diamond Hill Investment Partners II, L.P.		30,417,476
HealthCor, L.P.		23,501,671
Leaf Investment Partners, L.P.		15,279,569
Renaissance Institutional Equities Fund, LLC		35,141,688
Samlyn Onshore Fund, L.P.		11,616,593
SCP Atlantic Fund, L.P.		9,439,596
The Raptor Global Fund, L.P.		50,715,230
Tiger Consumer Partners, L.P.		22,032,160
Enhanced Fixed Income (13.16% of Partners’ Capital)
Anchorage Short Credit Fund, L.P.		18,200,000
Arx Global High Yield Securities Fund I L.P.		55,194,982
BDMC Partners I, L.P.		17,074,265
Contrarian Capital Fund I, L.P.		52,361,715
Halcyon European Structured Opportunities Fund L.P.		20,284,170
Harbinger Capital Partners Fund I, L.P.		70,448,874
Ore Hill Fund, L.P.		41,950,872
The Rohatyn Group Local Currency Opportunity Partners, L.P.		25,164,038
Z Capital Partners I, L.P.		22,689,662
International Equity (6.95% of Partners’ Capital)
Gradient Europe Fund, L.P.		25,089,150
L-R Global Partners, L.P.		4,523,941
Liberty Square Strategic Partners IV (Asia), L.P.		13,632,388
Middle East North Africa Opportunities Fund, L.P.		10,257,000
Monsoon India Inflection Fund, L.P.		13,870,337
Monsoon India Inflection Fund 2, L.P.		26,180,008
Steel Partners Japan Strategic Fund, L.P.		22,708,660
Skopos HG Fund, L.L.C.	100,000	11,340,000
Taiyo Fund, L.P.		3,393,685
The Explorador Fund, L.P.		5,330,276
Torrey Pines Fund, LLC		34,384,231
Natural Resources (7.70% of Partners’ Capital)
BP Capital Energy Equity Fund II, L.P.		48,028,643
Chilton Global Natural Resources Partners, L.P.		10,878,740
Southport Energy Plus Partners, L.P.		35,283,860
The Ospraie Fund, L.P.	28,150	39,939,594
Tocqueville Gold Partners, L.P.		543,304
Treaty Oak Partners (QP), L.P.		18,627,852
Velite Energy, L.P.		35,928,659
See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (2) (continued)
United States (continued)
Opportunistic Equity (6.57% of Partners’ Capital)
Bear Stearns Emerging Markets Macro Fund, L.P.		$11,730,496
Corriente Partners, L.P.		10,766,321
Global Undervalued Securities Fund (QP), L.P.		28,639,154
GMO Mean Reversion Fund (Onshore)		11,115,199
HomeField Partners, L.P.		7,794,026
Jetstream Global Institutional Fund, L.P.		20,748,499
NWI Explorer Global Macro Fund L.P.		20,953,963
Pantera Global Macro Fund, L.P.		4,271,014
Pardus European Special Opportunities Fund, L.P.		26,206,395
Prism Partners QP, L.P.		19,344,205
Private Equity (7.42% of Partners’ Capital)
Advent Latin American Private Equity Fund IV, L.P.		800,000
Audax Mezzanine Fund II, L.P.		1,902,798
BDCM Opportunity Fund II, L.P.		2,345,417
Brazos Equity Fund II, L.P.		1,336,844
Capital Royalty Partners, L.P.		1,015,130
Carlyle Partners V, L.P.		976,460
Chrysalis Ventures III, L.P.		253,304
Crosslink Crossover Fund IV, L.P.		1,998,984
Crosslink Crossover Fund V, L.P.		21,771,109
Dace Ventures I, L.P.		322,619
Encore Consumer Capital Fund, L.P.		1,698,238
GMO Emerging Illiquid Fund, L.P.		6,953,372
Harbinger Capital Partners Special Situations Fund, L.P.		23,457,114
HealthCor Partners Fund, L.P.		301,802
MatlinPatterson Global Opportunities Partners III, L.P.		1,334,331
Monomoy Capital Partners, L.P.		1,436,488
Paulson Credit Opportunities II, L.P.		37,076,918
Pinto America Growth Fund, L.P.		694,156
Private Equity Investment Fund IV, L.P.		3,036,663
Q Funding III, L.P.		13,728,840
Q4 Funding, L.P.		42,916,134
Sanderling Venture Partners VI Co-Investment Fund, L.P.		881,839
Sanderling Venture Partners VI, L.P.		530,035
Silver Lake Partners III, L.P.		20,168
Sterling Capital Partners II, L.P.		1,478,502
Sterling Capital Partners III, L.P.		1,171,655
Sterling Group Partners II, L.P.		1,397,218
Strategic Value Global Opportunities Fund I-A, L.P.		5,885,084
The Column Group, L.P.		133,871
Tuckerbrook SB Global Distressed Fund I, L.P.		3,407,717
VCFA Private Equity Partners IV, L.P.		1,070,800
VCFA Venture Partners V, L.P.		779,512
Voyager Capital Fund III, L.P.		200,263
Real Estate (3.00% of Partner’s Capital)
Aslan Realty Partners III, LLC		1,904,782
Cypress Realty VI, L.P.		538,273
ING Clarion U.S., L.P.		23,745,548
ING Clarion Global, L.P.		12,827,718
Legacy Partners Realty Fund II, LLC		6,684,823
MONY/Transwestern Mezzanine Realty Partners II, LLC		2,162,571
Oak Hill REIT Plus Fund, L.P.		6,869,282
Parmenter Realty Fund III, L.P.		3,891,915
Wells Street Global Partners, L.P.		5,140,904
Woodbourne Daybreak Global Fund, L.P.		10,018,000

Total United States		1,716,231,931

Total Limited Partnerships, Exempted Limited Partnerships and
Limited Liability Companies (Cost $1,652,630,858)		1,947,665,246	79.24%

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Passive Foreign Investment Corporations (2)
Republic of Mauritius
International Equity (0.51% of Partners’ Capital)
India Capital Fund Ltd. A2 Shares	187,107	$12,620,367
Real Estate (0.05% of Partner’s Capital)
Orbis Real Estate Fund I		1,205,683

Total Republic of Mauritius		13,826,050

Total Passive Foreign Investment Corporations (Cost $5,870,711)		13,826,050	0.56%

Bermuda Exempted Mutual Fund Company (2)
Private Equity (1.09% of Partners’ Capital)
Highland CDO Opportunity Fund, Ltd.	20,448	26,863,762

Total Bermuda Exempted Mutual Fund Company (Cost $22,000,000)		26,863,762	1.09%

Cayman Company Limited by Shares (2)
Absolute Return (2.09% of Partners’ Capital)
Overseas CAP Partners, Inc.	33,754	51,393,232
International Equity (0.95% of Partners’ Capital)
The Russian Prosperity Fund	518,064	23,447,598
Natural Resources (0.46% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		11,162,286

Total Cayman Company Limited by Shares (Cost $74,537,412)		86,003,116	3.50%

Total Investments in Investment Funds (Cost $1,755,038,981)		2,074,358,174	84.39%

Investments in Securities
Investments in Registered Investment Companies
Closed End Funds
United States
Agencies (0.13% of Partners’ Capital)
Blackrock Income Opportunity Trust	53,000	537,420
MFS Government Markets Income Trust	143,800	986,468
MFS Intermediate Income Trust	280,000	1,716,400
International Equity (0.30% of Partners’ Capital)
The China Fund, Inc.	152,419	7,499,015
Multi Sector (0.10% of Partners’ Capital)
Aberdeen Asia-Pacific Income Fund, Inc.	112,300	700,752
Putnam Premier Income Trust	269,802	1,713,243
Treasuries (0.04% of Partners’ Capital)
Western Asset/Claymore US Treasury Inflation Protected Securities Fund	79,800	931,266

Total United States		14,084,564

Total Closed End Funds (Cost $11,472,164)		14,084,564	0.57%

Exchange Traded Funds
United States
Agencies (1.40% of Partners’ Capital)
iShares Lehman 1-3 Year Treasury Bond Fund	424,297	34,503,832
Corporate (0.06% of Partners’ Capital)
iShares Goldman Sachs Investop Corporate Bond	15,400	1,624,546
International Equity (1.30% of Partners’ Capital)
iShares MSCI Brazil Index Fund	355,244	26,128,196
iShares MSCI South Korea Index Fund	84,330	5,739,500
Natural Resources (2.30% of Partners’ Capital)
Energy Select Sector SPDR	464,970	34,872,750
Oil Service HOLDRs Trust	112,600	21,591,050

Total United States		124,459,874

Total Exchange Traded Funds (Cost $105,626,793)		124,459,874	5.06%

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Open End Funds
United States
Agencies (0.25% of Partners’ Capital)
Morgan Stanley U.S. Government Securities Trust, Class D	64,481	$579,683
Wasatch Hoisington US Treasury Fund	409,657	5,669,652
International Equity (0.42% of Partners’ Capital)
GMO Emerging Markets Fund III	392,977	10,394,238
Natural Resources (2.50% of Partners’ Capital)
BlackRock Global Resources Fund	482,697	28,488,785
The Tocqueville Gold Fund	555,614	32,881,208
Real Estate (1.74% of Partners’ Capital)
ING International Real Estate Fund	895,874	12,595,989
Morgan Stanley Institutional Fund — International Real Estate Portfolio	934,218	30,044,442

Total United States		120,653,997

Total Open End Funds (Cost $108,190,893)		120,653,997	4.91%

Total Registered Investment Companies (Cost $225,289,850)		259,198,435	10.54%

Private Corporations
United States
Real Estate (0.20% of Partners’ Capital)
Net Lease Private REIT V, Inc.		1,883,907
Net Lease Private REIT VI, Inc.		3,000,000

Total United States		4,883,907

Total Private Corporations (Cost $4,883,907)		4,883,907	0.20%

Fixed Income
United States
Treasuries (0.79% of Partners’ Capital)
Treasury Inflation Protected Securities, 3.50%, 1/15/11	$750,000	$936,722
Treasury Inflation Protected Securities, 1.875%, 7/15/13	275,000	306,915
Treasury Inflation Protected Securities, 2.00%, 7/15/14	150,000	163,517
Treasury Inflation Protected Securities, 1.875%, 7/15/15	450,000	469,138
Treasury Inflation Protected Securities, 2.00%, 01/15/16	950,000	974,573
Treasury Inflation Protected Securities, 3.625%, 4/15/28	500,000	784,387
United States Treasury Bonds, 5.25%, 2/15/29	3,500,000	3,668,437
United States Treasury Notes, 4.125%, 5/15/15	860,000	841,859
United States Treasury Notes, 4.50%, 2/15/16	950,000	950,148
United States Treasury Notes, 4.625%, 8/31/11	750,000	763,242
United States Treasury Notes, 4.625%, 7/31/12	2,000,000	2,034,844
United States Treasury Notes, 4.625%, 11/15/16	3,625,000	3,642,842
United States Treasury Notes, 4.625%, 2/15/17	2,000,000	2,009,218
United States Treasury Notes, 4.75%, 3/31/11	750,000	766,406
United States Treasury Notes, 4.875%, 8/15/09	1,050,000	1,066,899
Agencies (0.28% of Partners’ Capital)
Federal Home Loan Bank, 4.20%, 3/30/11	1,000,000	987,252
Federal Home Loan Bank, 4.50%, 9/16/13	1,000,000	986,853
Federal Home Loan Mortgage Corp., 4.75%, 11/3/09	1,000,000	1,006,954
Federal Home Loan Mortgage Corp., 5.00%, 9/16/08	250,000	250,917
Federal Home Loan Mortgage Corp., 5.25%, 7/18/11	1,000,000	1,024,908
Federal National Mortgage Association, 5.00%, 4/26/17	1,000,000	983,306
Federal National Mortgage Association, 5.25%, 9/15/16	250,000	254,865
Federal National Mortgage Association, 5.375%, 7/15/16	750,000	771,586
Federal National Mortgage Association, 5.68%, 11/27/15	500,000	500,823
New Valley Generation II, Series 2001, 5.572%, 5/1/20	41,163	40,442
Overseas Private Investment Corp., 3.74%, 4/15/15	132,802	129,895
See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Fixed Income (continued)
United States (continued)
Mortgage Backed Securities (0.91% of Partners’ Capital)
Federal Home Loan Mortgage Corp., Gold Pool B10507, 4.50%, 10/1/18	$30,317	$29,259
Federal Home Loan Mortgage Corp., Gold Pool E74790, 5.00%, 2/1/14	58,793	58,373
Federal Home Loan Mortgage Corp., Gold Pool E92286, 5.00%, 11/1/17	15,764	15,509
Federal Home Loan Mortgage Corp., Gold Pool E95383, 5.00%, 2/1/18	60,895	59,911
Federal Home Loan Mortgage Corp., Gold Pool B14009, 5.00%, 5/1/19	58,630	57,634
Federal Home Loan Mortgage Corp., Gold Pool G11777, 5.00%, 10/1/20	439,293	430,722
Federal Home Loan Mortgage Corp., Gold Pool G18156, 5.00%, 12/1/21	468,415	459,266
Federal Home Loan Mortgage Corp., Gold Pool E75753, 5.50%, 3/1/14	27,038	27,066
Federal Home Loan Mortgage Corp., Gold Pool E94694, 5.50%, 2/1/18	14,121	14,109
Federal Home Loan Mortgage Corp., Gold Pool J03616, 5.50%, 10/1/21	446,792	445,542
Federal Home Loan Mortgage Corp, Gold Pool C77936, 5.50% , 2/01/33	46,050	45,236
Federal Home Loan Mortgage Corp., Gold Pool A10760, 5.50%, 6/1/33	9,573	9,401
Federal Home Loan Mortgage Corp., Gold Pool A16536, 5.50%, 12/1/33	41,830	41,077
Federal Home Loan Mortgage Corp., Gold Pool C01812, 5.50%, 4/1/34	260,518	255,828
Federal Home Loan Mortgage Corp., Gold Pool A52827, 5.50%, 10/1/36	238,149	233,223
Federal Home Loan Mortgage Corp., Gold Pool A58277, 5.50%, 3/1/37	995,781	975,054
Federal Home Loan Mortgage Corp., Gold Pool P20433, 6.00%, 10/1/31	432,747	433,716
Federal Home Loan Mortgage Corp., Gold Pool A53123, 6.00%, 10/1/36	247,100	247,438
Federal Home Loan Mortgage Corp., Series 2750, Class OB, 4.00%, 7/15/15	148,785	147,777
Federal Home Loan Mortgage Corp., Series 3182, Class YB, 5.00%, 9/15/28	500,000	492,698
Federal Home Loan Mortgage Corp., Series 2607, Class EA, 5.00%, 11/15/32	1,023,897	958,116
Federal Home Loan Mortgage Corp., Series 3078, Class PC, 5.50%, 11/15/30	1,000,000	995,169
Federal Home Loan Mortgage Corp., Series R006, Class AK, 5.75%, 12/15/18	551,935	555,290
Federal Home Loan Mortgage Corp., Series 3178, Class MC, 6.00%, 4/15/32	1,335,000	1,358,876
Federal National Mortgage Association, Pool 730353, 4.50%, 7/1/18	24,006	23,176
Federal National Mortgage Association, Pool 767658, 5.00%, 2/1/19	128,702	126,628
Federal National Mortgage Association, Pool J05384, 5.00%, 8/1/22	1,500,000	1,470,268
Federal National Mortgage Association, Pool 777737, 5.00%, 5/1/34	118,685	113,511
Federal National Mortgage Association, Pool 254188, 5.50%, 1/1/09	83,270	83,459
Federal National Mortgage Association, Pool 902291, 5.50%, 11/1/21	461,548	460,547
Federal National Mortgage Association, Pool 906151, 5.50%, 1/1/22	454,774	453,788
Federal National Mortgage Association, Pool 938195, 5.50%, 7/1/22	1,475,728	1,472,302
Federal National Mortgage Association, Pool 698979, 5.50%, 4/1/33	81,400	79,985
Federal National Mortgage Association, Pool 723874, 5.50%, 7/1/33	20,156	19,799
Federal National Mortgage Association, Pool 767299, 5.50%, 1/1/34	71,903	70,630
Federal National Mortgage Association, Pool 778316, 5.50%, 6/1/34	294,650	289,197
Federal National Mortgage Association, Pool 910590, 5.50%, 1/1/37	471,625	462,037
Federal National Mortgage Association, Pool 803745, 6.00%, 7/1/19	674,731	679,510
Federal National Mortgage Association, Pool 415971, 6.00%, 11/1/28	32,653	32,937
Federal National Mortgage Association, Pool 689659, 6.00%, 3/1/33	33,282	33,451
Federal National Mortgage Association, Pool 555528, 6.00%, 4/1/33	17,114	17,214
Federal National Mortgage Association, Pool 783382, 6.00%, 8/1/34	87,314	87,634
Federal National Mortgage Association, Pool 380839, 6.12%, 11/1/08	289,025	289,650
Federal National Mortgage Association, Pool 699436, 7.00%, 2/1/33	8,054	8,387
Federal National Mortgage Association, Pool 545210, 5.922%, 10/1/11	173,276	177,095
Federal National Mortgage Association, Series 2005-91, Class DA, 4.5%, 10/25/20	598,186	580,103
Federal National Mortgage Association, Series 2007-79, Class MB, 5.50%, 12/25/30	1,000,000	992,349
Government National Mortgage Association, Pool 782114, 5.00%, 9/15/36	461,001	445,922
Government National Mortgage Association, Pool 80749, 6.125%, 10/20/33 (1)	188,675	190,150
Government National Mortgage Association, Pool 621822, 5.50%, 12/15/33	23,013	22,724
Government National Mortgage Association, Pool 562508, 5.50%, 2/15/34	65,528	64,684
Government National Mortgage Association, Pool 628111, 5.50%, 5/15/34	166,538	164,391
Government National Mortgage Association, Pool 650209, 5.50%, 2/15/36	456,747	450,444
Government National Mortgage Association, Pool 662098, 5.50%, 1/15/37	983,530	969,890
Government National Mortgage Association, Pool 669077, 5.50%, 6/15/37	996,654	982,832
Government National Mortgage Association, Pool 599514, 5.50%, 7/15/37	996,763	982,939
Government National Mortgage Association, Pool 671921, 5.50%, 7/15/37	1,500,001	1,479,198
Government National Mortgage Association, Pool 451883, 6.00%, 7/15/28	39,557	39,950
Government National Mortgage Association, Pool 603650, 6.00%, 4/15/33	9,544	9,623
Government National Mortgage Association, Pool 488259, 6.50%, 8/15/29	15,675	16,076
Government National Mortgage Association, Pool 501012, 6.50%, 4/15/31	1,975	2,025
Government National Mortgage Association, Series 2004-78, Class C, 4.658%, 4/16/29	250,000	242,968
See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Fixed Income (continued)
United States (continued)
Collateralized Mortgage Obligations (0.56% of Partners’ Capital)
ABN Amro Mortgage Corp, Series 2003-7, Class A2, 5.00%, 7/25/18	$272,844	$269,091
Alesco Preferred Funding LTD, Series 5A, Class C3, 6.31%, 12/23/34 (1)	200,000	196,832
American Business Financial Services, Series 2002-2, 6.68%, 7/15/33	360,695	230,401
Bank of America Funding Corp., Series 2006-5, Class 2A7, 6.00%, 9/25/36	781,586	787,195
Bank of America Mortgage Securities, Series 2004-8, Class 2B1, 6.00%, 10/25/34	231,547	219,011
Bank of America Mortgage Securities, Series 2005-5, 5.50%, 6/25/35	297,861	297,528
Banc of America Mortgage Securities, Series 2007-1, Class 1A8, 5.75%, 3/25/37	1,000,000	1,004,612
Banc of America Mortgage Securities, Series 2007-1, Class 1A10, 5.75%, 3/25/37	1,000,000	992,925
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1, 5.03%, 4/25/33 (1)	105,770	105,230
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 3A1, 5.39%, 4/25/33 (1)	114,243	113,659
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A6, 6.00%, 6/25/36	424,016	420,968
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	270,075	267,374
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class 3B2, 4.45%, 12/25/34 (1)	190,844	183,687
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 2A2B, 4.80%, 4/25/35 (1)	155,483	155,192
Countrywide Alternative Loan Trust, Series 2004-33, Class 2B1, 5.17%, 12/25/34 (1)	195,365	190,298
Countrywide Alternative Loan Trust, Series 2005-19CB, Class A4, 5.50%, 6/25/35	162,003	158,735
Countrywide Home Loans, Series 2003-3, Class M6, 8.03%, 7/25/32 (1)	12,170	6,052
Countrywide Home Loans, Series 2003-20, Class 1A14, CMO, 5.50%, 7/25/33	119,530	115,809
Countrywide Home Loans, Series 2005-HYB8, Class 4A1, 5.62%, 12/20/35 (1)	915,642	898,229
CS First Boston Mortgage Securities Corp., Series 2002-10, Class 1M2, 7.00%, 5/25/32	180,000	169,783
CS First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	114,109	112,847
CS First Boston Mortgage Securities Corp., Series 2005-5, Class 4A2, 6.25%, 7/25/35	112,370	113,707
CS First Boston Mortgage Securities Corp., Series 2005-11, Class 7A2, 6.00%, 12/25/35	200,722	200,012
Credit Suisse Mortgage Capital Certificate, Series 2006-2, Class 4A11, 5.75% 3/25/36	302,799	302,139
Credit Suisse Mortgage Capital Certificate, Series 2006-4, Class 3A2, 6.50% 5/25/36	167,536	170,019
Diversified REIT Trust, Series 1999-1A, Class D, 6.78%, 3/18/11	135,000	136,179
Drexel Burnham Lambert CMO Trust, Series V, Class 1, PO, 0.00%, 9/1/18	31,485	28,014
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	227,813	223,287
First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 6.27%, 6/25/30 (1)	157,131	156,787
GSR Mortgage Loan Trust, Series 2004-11, Class B2, 5.35%, 9/25/34 (1)	235,918	231,643
GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.00%, 6/25/35	251,573	243,426
GSR Mortgage Loan Trust, Series 2005-9F, Class 6A2, 6.50%, 1/25/36	254,800	259,467
Harborview Mortgage Loan Trust, Series, 2004-7, Class 3A2, 4.68%, 11/19/34 (1)	158,651	158,371
Impac Secured Assets Corp., Series 2002-3, Class M2, 7.61%, 8/25/32 (1)	200,000	202,150
Impac Secured Assets Corp., Series 2003-2, Class A2, 6.00%, 8/25/33	666,074	662,952
JP Morgan Mortgage Trust, Series 2004-A1, Class 3A2, 4.99%, 02/25/34 (1)	175,671	171,285
JP Morgan Mortgage Trust, Series 2004-A3, Class 3A2, 4.98%, 07/25/34 (1)	154,999	152,177
Master Asset Securitization Trust, Series 2006-1, Class1A5, 5.75%, 5/25/36	440,566	441,145
Master Seasoned Securities Trust, Series 2004-1, Class 15B2, 6.24%, 8/25/17 (1)	217,933	217,819
Option One Mortgage Loan Trust, Series 2005-1, Class M6, 6.78%, 2/25/35 (1)	250,000	163,826
Residential Accredit Loans, Inc., Series 2003-QS7, Class M2, 6.00%, 4/25/33	125,747	113,962
Residential Asset Funding Mortgage, Inc., Series 2002-S17, Class A1, 5.00%, 11/25/17	287,490	281,535
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	85,136	86,729
Residential Funding Mortgage Securities, Inc., Series 2002-S11, Class A1, 5.75%, 8/25/17	78,339	78,130
Residential Funding Mortgage Securities, Inc., Series 2007-S1, Class A6, 6.00%, 1/25/37	500,000	502,249
Structured Asset Securities Corp., Series 2003-4, Class A6, 5.00%, 2/25/33	108,586	104,694
Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	70,860	67,095
Washington Mutual, Series 2003-AR4, Class A6, 3.42%, 5/25/33	342,774	341,356
Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	142,130	142,106
Wells Fargo Mortgage Backed Securities Trust, Series 2003-K, Class 1A2, 4.49%, 11/25/33 (1)	146,887	141,635
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2, 4.56%, 11/25/34 (1)	198,108	192,506
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A3, 3.54%, 9/25/34 (1)	18,811	18,816
Wells Fargo Mortgage Backed Securities Trust, Series 2006-12, Class A17, 6.00%, 10/25/36	665,000	666,480
See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Fixed Income (continued)
United States (continued)
Corporate (0.46% of Partners’ Capital)
Consumer (0.06% of Partners’ Capital)
Abbott Laboratories, 5.875%, 5/15/16	$500,000	$504,501
Caterpillar, Inc., 5.70%, 8/15/16	500,000	498,929
IBM Corp, 5.70%, 9/14/17	400,000	402,096
Electric-Integrated (0.08% of Partners’ Capital)
Cisco Systems, Inc., 5.50%, 2/22/16	500,000	496,657
Dominion Resources, Inc., 5.15%, 7/15/15	500,000	475,351
Duke Energy Carolinas, 5.30%, 10/1/15	500,000	489,524
Southern Power Co., 6.25%, 7/15/12	500,000	514,117
Finance (0.22% of Partners’ Capital)
American General Finance, 4.625%, 5/15/09	645,000	639,416
Bank of America Corp., 5.375%, 8/15/11	500,000	503,595
Citigroup, Inc., 5.20%, 11/3/10	500,000	481,533
Citigroup, Inc., 5.625%, 8/27/12	500,000	505,859
General Electric Capital Corp., 5.375%, 10/20/16	500,000	489,570
General Motors Acceptance Corp., 6.125%, 1/22/08	50,000	49,898
JP Morgan Chase & Co., 5.15%, 10/15/15	325,000	311,636
Key Bank, NA, 5.50%, 9/17/12	1,000,000	996,321
Lehman Brothers Holdings, 4.375%, 11/30/10	500,000	483,192
Merrill Lynch & Co., 4.25%, 2/8/10	500,000	491,193
Wachovia Corp, 5.70%, 8/1/13	500,000	504,964
Multimedia (0.04% of Partners’ Capital)
Comcast Cable Communications, 6.75%, 1/30/11	475,000	492,669
Walt Disney Co., 5.625%, 9/15/16	500,000	501,889
REIT (0.02% of Partners’ Capital)
Weingarten Realty Corp., 4.99%, 9/3/13	375,000	362,256
Retail (0.02% of Partners’ Capital)
Costco Wholesale Corp., 5.50%, 3/15/17	500,000	489,187
Telecom Services (0.02% of Partners’ Capital)
Bellsouth Telecommunications, 5.875%, 1/15/09	500,000	504,958

Total United States		73,807,178

Total Fixed Income (Cost $73,944,273)		73,807,178	3.00%

Option
United States
Index (0.62% of Partners’ Capital)
iShares MSCI Emerging Markets Index Fund — Put Option (Strike Price $118.94, Expiration 11/16/07)	4,000	383,512
iShares Russell 2000 Value Index — Put Option (Strike Price $78.954, Expiration 11/14/07)	6,010	2,148,943
iShares Russell 2000 Value Index — Put Option (Strike Price $127.8795, Expiration 1/3/08)	371,443	968,940
iShares MSCI Emerging Markets Index Fund — Put Option (Strike Price $142.48, Expiration 3/20/08)	2,000,000	19,486,268
iShares MSCI Emerging Markets Index Fund — Put Option (Strike Price $121.11, Expiration 3/20/08)	(2,000,000)	(7,747,056)

Total United States		15,240,607

Total Option (Cost $25,150,673)		15,240,607	0.62%

Total Investments in Securities (Cost $329,268,703)		353,130,127	14.36%

Total Investments (Cost $2,084,307,684)		$2,427,488,301	98.75%

*	Shares or par value is listed for each investment if it is applicable for that investment type.

(1)	Security is a “variable rate” bond. The rate reflected is as of September 30, 2007.

(2)	Non-Income Producing Security.
CMO — Collateralized Mortgage Obligation
PO — Principal Only
REIT — Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Notes to Schedule of Investments
September 30, 2007 (Unaudited)
1. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
The Endowment Master Fund, L.P. (the “Fund”) invests in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies and corporations (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. In the normal course of business, the Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. Other than private equity funds for which the Fund has existing capital commitments, the Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.
2. VALUATION OF INVESTMENTS
The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is calculated by Citi Fund Services Ohio, Inc. (“Citi”), the Fund’s independent administrator (the “Independent Administrator”), in consultation with the Adviser. The valuation procedures of the Fund’s underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. Investments held directly by the Fund are valued as follows:
•	INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. The valuations are based upon financial information supplied by the Investment Funds and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds, as appropriate.

•	SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the computation of the Fund’s net asset value that would materially affect the value of the security and the net asset value of the Fund, the value of such security and the net asset value of the Fund will be adjusted to reflect the change in the estimated value of the security.
•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•	SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•	OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.
3. INVESTMENT SECURITIES TRANSACTIONS
The Fund records security transactions on a trade-date basis.
Securities that are held by the Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.
Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officers and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Endowment Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer
Date      11/19/07

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer
Date     11/19/07

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer
Date     11/19/07

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer
Date     11/19/07

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer
Date     11/19/07

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer
Date     11/19/07

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer
Date     11/19/07